Derivative Financial Instruments - Additional Information (Detail) In Millions, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CHF
Derivatives, Fair Value [Line Items]
Foreign exchange forward contracts notional value	$ 16.6	5.4